Prepayments	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Prepayments

16. Prepayments

16.1 Short-term prepayments

	2025	2024
Inventory	$569	$546
Prepaid expenses	715	2
Short-term prepayments	$1,284	$548

16.2 Long-term prepayments

	2025	2024
Property, plant, and equipment	$4,503	$3,922
Long-term prepayments	$4,503	$3,922